Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026761
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class A Shares
Trading Symbol	FGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,166,385,765
Holdings Count | Holding	254
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,166,385,765 Number of Investments254 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	5.8%
U.S. Treasury Securities	7.7%
Repurchase Agreements	29.3%
U.S. Government Agency Mortgage-Backed Securities	56.6%

Material Fund Change [Text Block]
C000026763
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FGUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 2,166,385,765
Holdings Count | Holding	254
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,166,385,765 Number of Investments254 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	5.8%
U.S. Treasury Securities	7.7%
Repurchase Agreements	29.3%
U.S. Government Agency Mortgage-Backed Securities	56.6%

Material Fund Change [Text Block]
C000168177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class R6 Shares
Trading Symbol	FGULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 2,166,385,765
Holdings Count | Holding	254
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,166,385,765 Number of Investments254 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	5.8%
U.S. Treasury Securities	7.7%
Repurchase Agreements	29.3%
U.S. Government Agency Mortgage-Backed Securities	56.6%

Material Fund Change [Text Block]
C000026762
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Service Shares
Trading Symbol	FEUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,166,385,765
Holdings Count | Holding	254
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,166,385,765 Number of Investments254 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	1.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	5.8%
U.S. Treasury Securities	7.7%
Repurchase Agreements	29.3%
U.S. Government Agency Mortgage-Backed Securities	56.6%

Material Fund Change [Text Block]